Annual Total Returns [BarChart] - iShares California Muni Bond ETF - iShares California Muni Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	11.88%
Annual Return 2012	7.73%
Annual Return 2013	(1.93%)
Annual Return 2014	9.99%
Annual Return 2015	3.31%
Annual Return 2016	(0.21%)
Annual Return 2017	4.85%
Annual Return 2018	0.69%
Annual Return 2019	7.15%
Annual Return 2020	4.57%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -0.82%